Debentures and Long-term Loans from Financial Institutions	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Debentures and Long-term Loans from Financial Institutions
Note 19 - Debentures and Long-term Loans from Financial Institutions

This note provides information about the contractual terms of the Group's debentures and long-term loans from financial institutions, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, see Note 23.

	December 31,
	2018	2019
	NIS millions	NIS millions
Non- current liabilities
Debentures	2,911	2,511
Long-term loans from financial institutions	334	300
	3,245	2,811
Current liabilities
Current maturities of debentures	492	409
Current maturities of loans from financial institutions	128	100
	620	509

Debentures

The terms and debt repayment schedule

The terms and repayment schedule of the Company's debentures are as follows*:

				December 31, 2018		December 31, 2019
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Debentures (Series F)** - linked to the Israeli CPI	NIS	4.60%	2017-2020	429	444	214	223
Debentures (Series G)** - unlinked	NIS	6.99%	2017-2019	86	86	-	-
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	836	777	722	682
Debentures (Series I) - unlinked	NIS	4.14%	2018-2025	724	701	643	626
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	104	103	104
Debentures (Series K) - unlinked	NIS	3.55%	2021-2026	711	705	711	706
Debentures (Series L) - unlinked	NIS	2.50%	2023-2028	614	586	603	579
Total Debentures				3,503	3,403	2,996	2,920

*    In January 2020, after the end of the reporting period, the Company repaid interest and principal of debentures in a total sum of approximately NIS 278 million, following which Debentures Series F were fully repaid.
**  In June 2013, the Company's rating was updated from an "ilAA-/negative" to an “ilA+/stable” rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.

In March 2019, the Company's rating outlook was updated from "stable" to “negative”.

In August 2019, the Company's rating was updated from an “ilA+/negative” to an "ilAA-/negative" rating in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. No change has occurred in annual interest rates following this update.

In December 2019, the Company self-purchased Series L Debentures for approximately NIS 10 million.

The Company's outstanding debentures were issued based on the then current Israeli shelf prospectus and are   listed on the Tel Aviv Stock Exchange, or TASE.

The Company's debentures are unsecured and contain standard terms and conditions in addition to certain additional undertakings by the Company, as follows:

In connection with the issuance of Series F debentures, the Company has undertaken to comply with certain financial and other covenants. Inter alia:

•	a Net Leverage* exceeding 5, or exceeding 4.5 during four consecutive quarters, shall constitute an event of default; As of December 31, 2019, the Net Leverage is 2.03.

•
not to distribute more than 95% of the profits available for distribution according to the Israeli Companies law (“Profits”); provided that if the Net Leverage* exceeds 3.5:1, the Company will not distribute more than 85% of its Profits and if the Net Leverage* exceeds 4:1, the Company will not distribute more than 70% of its Profits. Failure to comply with this covenant shall constitute an event of default;

•	cross default, excluding following an immediate repayment initiated in relation to a liability of NIS 150 million or less, shall constitute an event of default;

•	a negative pledge, subject to certain exceptions. Failure to comply with this covenant shall constitute an event of default;

•
an obligation to pay additional interest of 0.25% for two-notch downgrade in the debentures' rating and additional interest of 0.25% for each additional one-notch downgrade and up to a maximum addition of 1%, in comparison to the rating given to the debentures prior to their issuance;

•	failure to have the debentures rated over a period of 60 days, shall constitute an event of default.

* Net Leverage - the ratio of Net Debt to Adjusted EBITDA, excluding one-time influences. Net Debt defined as credit and loans from banks and others, debentures and interest payable, net of cash and cash equivalents and current investments in tradable securities. Adjusted EBITDA defined as in relation to the twelve month period preceding the Group's most updated consolidated financial statements and calculated as profit before depreciation and amortization, other expenses/ income, net, financing expenses/ income net, profits (losses) of equity account investees and taxes on income. The definition of Adjusted EBITDA as defined above is identical to the definition of EBITDA (which the Group used in previous periods).

In connection with the issuance of Series H and Series I debentures in July 2014, the Company undertook additional undertakings, in addition to those previously undertaken by the Company in its Series F and G indenture (as detailed above), including: (1) in addition to being an event of default, meeting the financial covenants previously undertaken by the Company (a maximum net leverage ratio (Net Debt to Adjusted EBITDA ratio) in excess of 5.0:1, or in excess of 4.5:1 for four consecutive quarters) would be a condition for dividend distribution; and (2) meeting such financial covenants would also be a condition for the issuance of additional debentures of each of the two series. In addition, the Series H and Series I Indenture contains substantially similar events of default to those found in the Series F and Series G Indenture, with the exception of certain new events of default that do not appear in the Series F and Series G Indenture as well as certain modifications to the events of default that are found in the Series F and Series G Indenture, including: (1) breach of the above limitation on dividend distributions; (2) the minimum amount required for triggering a cross default shall not apply to a cross default triggered by another series of debentures; (3) the existence of a real concern that the Company shall not meet its material undertakings towards the debenture holders; (4) the inclusion in the Company's financial statements during a period of two consecutive quarters of a note regarding the existence of significant doubt as to the Company's ability to continue as a going concern; and (5) breach of the Company's undertakings regarding the issuance of additional debentures.

In January 2018, the Company issued a new series of debentures, Series L debentures, in a principal amount of approximately NIS 401 million, at an interest rate of 2.5% per annum (annual effective interest rate of 2.66%). Series L debentures principal will be payable in six installments, of which the first four installments of 15% of the principal each will be paid on January 5 of the years 2023 through 2026, and the remaining two installments of 20% of the principal each will be paid on January 5 of the years 2027 and 2028. The interest on the outstanding principal of the Series L debentures is payable on January 5 and on July 5 of each of the years 2019 through 2028. The series was issued at par value (NIS 1,000 per unit). The total net consideration received by the Company was approximately NIS 400 million. The debentures (principal amount and interest) are without any linkage.

The Series L debentures are unsecured and contain standard terms and conditions in addition to certain additional undertakings by the Company, generally similar to the terms of the Company's existing Series J and K debentures, with a change to the additional interest to be paid in case of a two-notch downgrade in the debentures' credit rating to 0.5% (with no change to the maximum additional interest).

According to the Company's June 2017 undertaking in an agreement with certain Israeli institutional investors, according to which the Company irrevocably undertook to issue to the institutional investors, and the institutional investors irrevocably undertook to purchase from the Company, NIS 220 million aggregate principal amount of additional debentures of the existing series K debentures (which are listed on the Tel Aviv Stock Exchange, or TASE), on July 1, 2018, the Company issued the debentures as aforesaid, at an interest rate of 3.55% per annum (annual effective interest rate of 3.6%). The total consideration received by the Company was approximately NIS 222 million (approximately NIS 220 million net).

In December 2018, the Company issued additional Series K debentures in an aggregate principal amount of approximately NIS 187 million in exchange for total consideration of approximately NIS 187 million, representing an effective interest rate of 3.89% per annum. series K debentures of the company are listed on the Tel Aviv Stock Exchange, or TASE.

In December 2018, the Company issued additional Series L debentures in an aggregate principal amount of approximately NIS 213 million in exchange for total consideration of approximately NIS 193 million, representing an effective interest rate of 4.53% per annum. series L debentures of the company are listed on the Tel Aviv Stock Exchange, or TASE.

The Series J, K and L debentures contain standard terms and conditions in addition to certain additional undertakings by the Company, generally similar to the terms of the Company's existing Series H and I debentures.

As of December 31, 2019, the Group is in compliance with the above covenants.

Long-term loans from financial institutions

The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2018		December 31, 2019
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Loan from financial institution	NIS	4.60%	2018-2021	150	150	100	100
Loan from financial institution	NIS	5.10%	2019-2022	200	200	150	150
Loan from bank	NIS	4.90%	2018-2019	112	112	-	-
Loan from bank	NIS	4.00%	2021-2024	-	-	150	150
Total loans				462	462	400	400

The Company's outstanding long-term loans contain standard terms and conditions in addition to certain additional undertakings by the Company, including: that the loans' interest rates may be subject to certain adjustments; the Company may prepay the loans, subject to a prepayment fee; generally include the negative pledge, limitations on distributions, events of default and financial covenants applicable to the Company's series F and H through I debentures. In addition, the loan from a bank includes: certain modifications to such events of default, including foreclosure, materialization of a pledge, execution actions, receivership and (subject to certain exclusions) sale of assets, in a specified certain lower amount, a failure to operate in a field which is material to the Company's operations and mergers and changes of formation (with more limited exclusions) will trigger an event of default; certain events which if not approved by the bank allow the bank to notify the Company of an acceleration of the repayment of the loan; and  in case the Company provides stricter financial covenants to another financial institution or debenture holder, those will apply to this agreement as well.

According to a deferred loan agreement entered by the Company with an Israeli bank in June 2017, in March 2019, the loan in a principal amount of NIS 150 million was provided to the Company. The loan is with no linkage and bears an annual fixed interest of 4%. The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30, 2019 through and including March 31, 2024. The agreement includes similar terms and obligations to those included in the Company's loan agreement from August 2015, and applies the right to demand immediate repayment of either or both agreements due to certain events of default under either agreement.

In April 2019, the Company made an early repayment of a loan under the Company's August 2015 loan agreement with the said Israeli bank stated above, provided to the Company in December 2016, in an amount of NIS 112 million (in addition to outstanding accumulated interest until date of repayment).

As of December 31, 2019, the Group is in compliance with the above covenants.

Movement in liabilities deriving from financing activities

	Loans	Debentures	Derivatives	Interest payable	Put options to non-controlling interests	Total
	NIS millions
Balance as at January 1, 2018	(540)	(2,900)	(17)	(54)	(11)	(3,522)
Effect of initial application of IFRS 9	-	(34)	-	-	-	(34)
Balance as at January 1, 2018	(540)	(2,934)	(17)	(54)	(11)	(3,556)

Changes from financing cash flows
Payments for derivative contracts, net	-	-	15	-	-	15
Repayment of debentures and long-term loans from financial institutions	78	556	-	-	-	634
Proceeds from issuance of debentures, net of issuance costs	-	(997)	-	-	-	(997)
Interest paid	-	-	-	126	-	126
Acquisition of non-controlling interests	-	-	-	-	19	19

Total net financing cash flows	78	(441)	15	126	19	(203)

Financing expenses (income) recognized in profit or loss	-	(28)	1	(135)	(8)	(170)

Balance as at December 31, 2018	(462)	(3,403)	(1)	(63)	-	(3,929)
Changes from financing cash flows
Payments for derivative contracts, net	-	-	2	-	-	2
Repayment of debentures and long-term loans from financial institutions	212	504	-	-	-	716
Receipt of long-term loans from financial institutions	(150)	-	-	-	-	(150)
Repurchase of own debentures	-	10	-	-	-	10
Interest paid	-	-	-	127	-	127

Total net financing cash flows	62	514	2	127	-	705

Financing expenses recognized in profit or loss	-	(31)	(6)	(119)	-	(156)

Balance as at December 31, 2019	(400)	(2,920)	(5)	(55)	-	(3,380)